Supplemental Cash Information	3 Months Ended
Mar. 31, 2018
Supplemental Cash Information

2.       Supplemental cash information

	March 31, 2018	December 31, 2017
Cash and cash equivalents
Cash	$84,290	$59,504
Cash equivalents	65,333	65,094
	$149,623	$124,598
The Company maintains virtually all cash and cash equivalents in USD currency. Cash equivalents consist of short-term deposits that are accessible with 30 days’ notice.
Supplementary information for the statements of cash flows is as follows:
	Three months ended March 31,
	2018	2017
Non-cash investing and financing transactions
Shares issued as part of DRIP	$298	$1,537
Closure and reclamation decrease in mineral properties, plant and equipment	-	2,900
Depreciation added to (relieved from) inventory	1,291	(3,750)